Derivative Contracts - Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 1,802.9	$ 1,675.3
Cash collateral	3.4	3.7
Not Designated as Hedging Instrument | Derivative Financial Instruments, Assets [Member] | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	31.4	41.9
Derivative, Notional Amount	1,262.1	945.8
Not Designated as Hedging Instrument | Derivative liabilities | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	(9.3)	(3.2)
Derivative, Notional Amount	540.8	729.5
Not Designated as Hedging Instrument | Derivative liabilities | Embedded Derivative Financial Instruments
Derivatives, Fair Value [Line Items]
Fair Value	(16.5)	(31.7)
Derivative, Notional Amount	0.0	0.0
Designated as Hedging Instrument | Derivative Financial Instruments, Assets [Member] | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	0.3	14.3
Derivative, Notional Amount	$ 76.9	$ 109.7